Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues and Other
Total revenues and other	[1]	$ 1,752,072	$ 1,533,377	$ 1,200,060
Equity income, net	[1],[2],[3],[4]	71,251	57,836	22,948
Operating expenses
Cost of product	[1],[5]	528,369	458,379	377,626
Operation and maintenance	[1],[5]	331,972	293,710	235,971
General and administrative	[1],[5]	41,319	38,561	34,766
Property and other taxes	[1]	33,288	28,889	26,243
Depreciation and amortization	[1]	272,611	211,809	172,863
Impairments	[1]	515,458	5,125	49,920
Total operating expenses	[1]	1,723,017	1,036,473	897,389
Gain (loss) on divestiture and other, net	[1],[6]	57,024	(9)	0
Operating income (loss)	[1]	157,330	554,731	325,619
Interest income - affiliates	[1],[7]	16,900	16,900	16,900
Interest expense	[1],[8]	(113,872)	(76,766)	(51,797)
Other income (expense), net	[1]	(619)	864	1,837
Income (loss) before income taxes	[1]	59,739	495,729	292,559
Income tax (benefit) expense	[1]	45,532	39,061	4,315
Net income (loss)	[1]	14,207	456,668	288,244
Net income attributable to noncontrolling interest	[1]	10,101	14,025	10,816
Net income (loss) attributable to Western Gas Partners, LP	[1]	4,106	442,643	277,428
Limited partners' interest in net income (loss):
Pre-acquisition net (income) loss allocated to Anadarko	[1]	(79,386)	(65,154)	(6,929)
General partner interest in net (income) loss	[1],[9]	(180,996)	(120,980)	(69,633)
Limited partners' interest in net income (loss)	[1],[9]	$ (256,276)	$ 256,509	$ 200,866
Net income (loss) per common unit - basic	[1],[10]	$ (1.95)	$ 2.13	$ 1.83
Net income (loss) per common unit - diluted	[1],[10],[11]	$ (1.95)	$ 2.12	$ 1.83
Affiliates [Member]
Revenues and Other
Gathering, processing and transportation	[1]	$ 772,361	$ 615,907	$ 449,272
Natural gas, natural gas liquids and drip condensate sales	[1]	447,106	582,989	502,219
Other	[1]	1,172	5,078	6,421
Total revenues and other	[1],[4]	1,220,639	1,203,974	957,912
Operating expenses
Cost of product	[4]	167,354	127,930	136,696
Operation and maintenance	[12]	77,061	71,386	67,308
General and administrative	[13]	33,903	31,308	28,369
Total operating expenses		278,318	230,624	232,373
Interest expense	[14]	(14,398)	0	0
Third Parties [Member]
Revenues and Other
Gathering, processing and transportation	[1]	356,477	278,127	191,813
Natural gas, natural gas liquids and drip condensate sales	[1]	170,843	42,916	46,289
Other	[1]	4,113	8,360	4,046
Total revenues and other	[1]	531,433	329,403	242,148
Operating expenses
Interest expense		$ (99,474)	$ (76,766)	$ (51,797)

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Income earned from equity investments is classified as affiliate. See Note 1.
[3]	Income earned on, distributions from and contributions to equity investments are classified as affiliate. See Note 1.
[4]	Represents amounts earned or incurred on and subsequent to the date of acquisition of the Partnership assets, as well as amounts earned or incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets, recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[5]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $167.4 million, $127.9 million and $136.7 million for the years ended December 31, 2015, 2014 and 2013, respectively. Operation and maintenance includes charges from Anadarko of $77.1 million, $71.4 million and $67.3 million for the years ended December 31, 2015, 2014 and 2013, respectively. General and administrative includes charges from Anadarko of $33.9 million, $31.3 million and $28.4 million for the years ended December 31, 2015, 2014 and 2013, respectively. See Note 5.
[6]	Includes losses related to an incident at the DBM complex for the year ended December 31, 2015. See Note 1.
[7]	Represents interest income recognized on the note receivable from Anadarko.
[8]	Includes affiliate (as defined in Note 1) interest expense of $14.4 million for the year ended December 31, 2015, and zero for each of the years ended December 31, 2014 and 2013. See Note 2 and Note 12.
[9]	Represents net income (loss) earned on and subsequent to the date of acquisition of the Partnership assets (as defined in Note 1). See Note 4.
[10]	See Note 4 for the calculation of net income (loss) per common unit.
[11]	Inclusion of Class C units in the calculation for the year ended December 31, 2015, would have had an anti-dilutive effect.
[12]	Represents expenses incurred on and subsequent to the date of the acquisition of the Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets.
[13]	Represents general and administrative expense incurred on and subsequent to the date of the Partnership’s acquisition of the Partnership assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see WES LTIP and WGP LTIP and Anadarko Incentive Plans within this Note 5).
[14]	For the year ended December 31, 2015, includes accretion expense recognized on the Deferred purchase price obligation - Anadarko for the acquisition of DBJV (see Note 2 and Note 12).